SmartETFs Sustainable Energy II ETF

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 95.6%	Value
	Electrification: 24.1%
2,070	Aptiv PLC*	$149,061
2,088	Gentherm Inc.*	97,196
4,446	Infineon Technologies AG	155,698
6,660	Johnson Matthey PLC	135,421
522	LG Chem Ltd.	141,094
630	NXP Semiconductors NV	151,206
2,214	ON Semiconductor Corporation*	160,759
540	Samsung SDI Co., Ltd.	154,967
3,978	Sensata Technologies Holding	142,651
		1,288,053
	Energy Efficiency: 20.3%
2,898	Ameresco Inc.*	109,950
558	Hubbell Inc.	239,019
702	Installed Building Products Inc	172,882
22,176	Nibe Industrier AB - B Shares	121,535
990	Ownes Corning	174,755
684	Trane Technologies PLC	265,891
		1,084,032

	Renewable Energy Generation: 19.6%
122,994	China Longyuan Power Group Corp Ltd.	111,547
165,000	China Suntien Green Energy Corp Ltd.	77,475
17,804	Iberdrola SA	275,279
2,970	Nextera Energy Inc.	251,054
2,214	Ormat Technologies Inc.	170,345
2,394	Orsted AS	159,147
		1,044,847

	Renewable Equipment Manufacturing: 31.6%
5,598	Canadian Solar Inc.*	93,823
666	Eaton Corp. PLC	220,739
774	Enphase Energy Inc.*	87,478
756	First Solar Inc.*	188,577
1,620	Itron Inc.*	173,032
1,962	Legrand SA	225,607
882	Schneider Electric SE	231,901
990	Siemens AG	199,840
558	Solaredge Technologies Inc.*	12,784
2,466	TPI Composites Inc.*	11,220
6,408	Vestas Wind Systems A/S	141,470
180,000	Xinyi Solar Holdings Ltd.	97,717
		1,684,188

	Total Common Stocks (Cost $5,516,146)	5,101,120

	Total Investments (Cost $5,516,146): 95.6%	5,101,120
	Other Assets in Excess of Liabilities: 4.4%	233,498
	Total Net Assets - 100.0%	$5,334,618

*	Non-income producing security.

PLC - Public Limited Company